SUPPLEMENT DATED FEBRUARY 14, 2002

JNL® SERIES TRUST

The following changes will be effective May 1, 2002:

JNL/Eagle Core Equity Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Series seeks to achieve its objective by investing under normal circumstances at least 80% of its total net assets in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

In addition, the paragraph before the section entitled "Principal Risks of Investing in the Series" should be deleted and replaced in its entirety with the following paragraph:

Under normal circumstances, the Series invests at least 80% of its total net assets in the common stock of U.S. companies and may invest the balance in other securities, such as common stock of foreign issuers, corporate debt obligations, U.S. Government securities, preferred stock, convertible stock, warrants and rights to buy common stock, real estate investment trusts, repurchase agreements and money market instruments. Investing in foreign securities presents additional risks, such as those related to currency fluctuations and adverse political or economic conditions affecting a foreign country. Although the Series emphasizes investment-grade securities (or unrated securities that the sub-adviser deems to be of comparable quality), the Series may invest in non-investmentgrade securities. A non-investment grade security may fluctuate more in value, and present a greater risk of default, than a higher-rated security.

JNL/Eagle Small Cap Equity Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Series seeks to achieve its objective by investing under normal circumstances at least 80% of its total net assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000 Index that the sub-adviser believes are undervalued based on their return on equity. The sub-adviser employs a bottom-up approach to identify rapidly growing, under-researched small capitalization companies that appear to be undervalued in relation to their long term earnings growth rate or asset value. The sub-adviser generally invests in companies which have accelerating earnings, reasonable valuations, strong management that participates in the ownership of the company, reasonable debt, and a high or expanding return on equity. The Series' equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks and warrants.

JNL/J.P. Morgan Enhanced S&P 500 Stock Index Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Series seeks to achieve its objective by investing primarily in a diversified portfolio of large- and medium-capitalization U.S. companies. At least 80% of its total net assets will be invested, under normal circumstances, in stocks. The Series owns a large number of stocks within the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), generally tracking the industry weighting of that Index. Within each industry, the Series modestly overweights stocks that the sub-adviser regards as undervalued or fairly valued and modestly underweights or does not hold stocks that the sub-adviser determines are overvalued. By so doing, the Series seeks returns that slightly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility. The Series' foreign investments generally reflect the weightings of foreign securities in the S&P 500 Index.

JNL/Janus Global Equities Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Series seeks to achieve its objective by investing under normal circumstances at least 80% of its total net assets in a diversified portfolio of equity securities of foreign and domestic issuers. The sub-adviser seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The sub-adviser selects securities for their capital growth potential; investment income is not a consideration. When the sub-adviser believes that market conditions are not favorable for profitable investing or when the sub-adviser is unable to locate favorable investment opportunities, the Series' position in cash or similar investments may increase. Doing so may reduce the potential for appreciation in the Series' portfolio.

JNL/PIMCO Total Return Bond Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Series seeks to achieve its objective by investing under normal circumstances at least 80% of its total net assets in a diversified portfolio of investment-grade fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents. The average portfolio duration of the Series normally varies within a three- to six -year time frame based on PIMCO's forecast for interest rates.

JNL/Putnam International Equity Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Series seeks to achieve its objective by investing under normal circumstances at least 80% of its total net assets in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Series invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation. The Series normally has at least three countries represented in its portfolio, including both developed and emerging markets.

JNL/Putnam MidCap Growth Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Series invests under normal circumstances at least 80% of its total net assets in common stocks of U.S. companies with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole. Growth stocks typically trade at higher multiples of current earnings than other stocks. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks.

JNL/Putnam Value Equity Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Series seeks to achieve its objectives by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its total net assets will be invested, under normal circumstances, in equity securities. For this purpose, equity securities include common stocks, securities convertible into common stock and securities with common stock characteristics, such as rights and warrants. The Series considers a large-capitalization company to be one that, at the time its securities are acquired by the Series, has a market capitalization of $4 billion or greater.

AIM/JNL Large Cap Growth Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Series seeks to meet its objective by investing, normally, at least 80% of its total net assets in large-capitalization company securities. The Series considers a company to be a large-capitalization company if it has a market capitalization that is within the top 50% of stocks in the Russell 1000® Index at the time of purchase. In complying with this 80% requirement, the Series will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Series' direct investments, which may include warrants, futures, options, exchange traded funds and ADRs.

AIM/JNL Small Cap Growth Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Series seeks to meet this objective by investing, normally, at least 80% of its total net assets in small-cap companies. The Series considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, within the range of market capitalizations of companies, based on the trailing 12-month average, included in the Russell 2000® Index. In complying with this 80% requirement, the Series will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Series' direct investments, which may include warrants, futures, options, exchange traded funds and ADRs. The Series may also invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies, based on the trailing 12-month average, included in the Russell 2000 ® Index, and in investment grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

Mellon Capital Management/JNL S&P 400 Mid-Cap Index Series
The third paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

The Series invests under normal circumstances at least 80% of its total net assets in the stocks in the S&P 400® Index in proportion to their market capitalization weighting in the S&P 400. This approach is called "replication." When replicating a capitalization weighted index such as the S&P 400, portfolio turnover is reduced to what the index adds and deletes, contract owner contributions and withdrawals, and reinvestment of income. The replicated portfolio does not require rebalancing as a result of market movement. It is rebalanced automatically with the change in share prices of the securities owned.

Mellon Capital Management/JNL Small Cap Index Series
The third paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

The Series invests under normal circumstances at least 80% of its total net assets in a portfolio of securities, which seeks to match the performance and characteristics of the Russell 2000® Index through replicating a majority of the Index and sampling from the remaining securities. To the extent that the Series seeks to replicate the Russell 2000 using sampling techniques, a close correlation between the Series' performance and the performance of the Index would be anticipated in both rising and falling markets.

Mellon Capital Management/JNL International Index Series
The third paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

The Series invests under normal circumstances at least 80% of its total net assets in a portfolio of international securities, sampling from the stocks included in the MCSI EAFE® Free Index or derivative securities economically related to the MSCI EAFE® Free Index. Portfolio managers may also invest in equity future contracts and currency forwards (derivatives), which are optimized with a risk model to minimize performance differences.

Mellon Capital Management/JNL Bond Index Series
The third paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

The Series invests under normal circumstances at least 80% of its total net assets in fixed income securities that seek to match the performance and summary characteristics of the Lehman Brothers Aggregate Bond Index. Research and experience indicates that it is impractical to fully replicate most broad fixed income indexes. This index includes thousands of issues, many of which may be illiquid and unavailable in the secondary market. Additionally, reinvestment of cash flows would be costly in a full replication environment, as it would entail trading many issues in uneven amounts. Given these difficulties, Mellon Capital utilizes a sampling approach that combines analysis and the experience and judgment of its investment professionals.

PPM America/JNL High Yield Bond Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Series attempts to achieve its objective by investing substantially in a diversified portfolio of long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities of U.S. and foreign issuers, with emphasis on higher-yielding, higher-risk, lower-rated or unrated corporate bonds. The Series will invest under normal circumstances at least 80% of its total net assets in "junk bonds," which are bonds rated Ba or below by Moody's or BB or below by S&P or, if unrated, considered by the sub-adviser to be of comparable quality. However, the Series will not invest more than 10% of its total assets in bonds rated C by Moody's or D by S&P (or unrated but considered by the sub-adviser to be of comparable quality). Lower-rated securities generally involve a higher risk of default than higher-rated ones. In pursuing its secondary investment objective of capital appreciation, the Series may purchase high-yield bonds that the sub-adviser expects will increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the Series may invest for this purpose up to 20% of its assets in equity securities, such as common stocks or securities convertible into or exchangeable for common stock.

Salomon Brothers/JNL Global Bond Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Salomon Brothers/JNL Global Bond Series invests under normal circumstances at least 80% of its total net assets in a globally diverse portfolio of bonds and other fixed-income investments. The sub-adviser has broad discretion to invest the Series' assets among certain segments of the fixed-income market, primarily U.S. investment-grade bonds, high-yield corporate debt securities, emerging market debt securities and investment-grade foreign debt securities. These segments include U.S. Government securities and mortgage- and other asset-backed securities (including interest-only or principal-only securities), as well as debt obligations issued or guaranteed by a foreign government or supranational organization. The Series does not currently intend to invest more than 75% of assets in medium or lower rated securities.

Salomon Brothers/JNL High Yield Bond Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Salomon Brothers/JNL High Yield Bond Series invests under normal circumstances at least 80% of its total net assets in high-yield, high-risk debt securities, commonly referred to as "junk bonds." To the extent that the Series invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum. In light of the risks associated with such securities, the sub-adviser takes various factors into consideration in evaluating the creditworthiness of an issuer. For corporate debt securities, these typically include the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of the issuer, and the experience and track record of the issuer's management. For sovereign debt instruments, these typically include the economic and political conditions within the issuer's country, the issuer's overall and external debt levels and debt service ratios, the issuer's access to capital markets and other sources of funding, and the issuer's debt service payment history. The sub-adviser also reviews the ratings, if any, assigned to the security by any recognized rating agencies, although the sub-adviser's judgment as to the quality of a debt security may differ from that suggested by the rating published by a rating service. The Series' ability to achieve its investment objectives may be more dependent on the sub-adviser's credit analysis than would be the case if it invested in higher quality debt securities.

Salomon Brothers/JNL U.S. Government & Quality Bond Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Salomon Brothers/JNL U.S. Government & Quality Bond Series invests under normal circumstances at least 80% of its total net assets in:

(i) U.S. Treasury obligations;

(ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government;

(iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

(iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and Fannie Mae (formerly, the Federal National Mortgage Association);

(v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. Government; and

(vi) repurchase agreements collateralized by any of the foregoing.

T. Rowe Price/JNL Mid-Cap Growth Series
The first paragraph in the section entitled "Principal Investment Strategies" should be deleted and replaced in its entirety with the following paragraph:

Principal Investment Strategies. The Series seeks to achieve its objective by investing at least 80% of its total net assets, under normal circumstances, in a diversified portfolio of common stocks of medium-sized (mid-cap) U.S. companies which the sub-adviser expects to grow at a faster rate than the average company. The sub-adviser defines mid-cap companies as those whose market capitalization, at the time of acquisition by the Series, falls within the capitalization range of companies in the S&P MidCap 400 Index or the Russell Midcap Growth Index - as of December 31, 2001, generally between $ 109 million and $ 15.7 billion. However, the Series will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range.